UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      February 14, 2008
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:   $889,972 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Energy Inc           Common           017361106     7012   110240 SH       SOLE                  110240        0        0
Altria Group Inc               Common           02209S103    30705   406254 SH       SOLE                  406254        0        0
BCE Inc                        Com New          05534B760     7400   186200 SH       SOLE                  186200        0        0
Berkshire Hathaway Inc Del     Cl B             084670207   118987    25124 SH       SOLE                   25124        0        0
Brookfield Asset Mgmt Inc      Cl A Ltd Vt Sh   112585104      963    27000 SH       SOLE                   27000        0        0
Canadian Natural Resource Ltd  Common           136385101    35546   486000 SH       SOLE                  486000        0        0
Chesapeake Energy Corp         Common           165167107    67265  1715950 SH       SOLE                 1715950        0        0
Coca Cola Femsa SA de C V      ADR              191241108    10238   207746 SH       SOLE                  207746        0        0
Consolidated Tomoka Land Co    Common           210226106    92859  1481474 SH       SOLE                 1481474        0        0
Fomento Economico Mexicano-SP  ADR              344419106    59007  1545903 SH       SOLE                 1545903        0        0
Google, Inc.                   Cl A             38259P508    51936    75108 SH       SOLE                   75108        0        0
Grupo Televisa SA de CV        ADR              40049J206    11406   479830 SH       SOLE                  479830        0        0
Harrahs Entertainment Inc      Common           413619107     5103    57500 SH       SOLE                   57500        0        0
Leucadia National Corp         Common           527288104    26294   558261 SH       SOLE                  558261        0        0
Liberty Media Holding Corp     Int Com Ser A    53071M104    22147  1160763 SH       SOLE                 1160763        0        0
Penn National Gaming Inc       Common           707569109    18188   305424 SH       SOLE                  305424        0        0
Reynolds American Inc          Common           761713106   112303  1702600 SH       SOLE                 1702600        0        0
Washington Post Co             Cl B             939640108    27223    34397 SH       SOLE                   34397        0        0
Weyerhaeuser Company           Common           962166104    14763   200206 SH       SOLE                  200206        0        0
Wynn Resorts Ltd               Common           983134107   170626  1521681 SH       SOLE                 1521681        0        0
